S000000548 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended	376 Months Ended	406 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%	1.06%	2.44%
S&P Municipal Bond Maryland Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.62%	0.91%	2.11%
Lipper Maryland Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.46%	0.60%	1.78%
Nuveen Maryland Municipal Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.83%)	(0.31%)	1.59%
Performance Inception Date						Sep. 07, 1994
Nuveen Maryland Municipal Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.83%)	(0.32%)	1.58%
Performance Inception Date						Sep. 07, 1994
Nuveen Maryland Municipal Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.90%	0.40%	1.87%
Performance Inception Date						Sep. 07, 1994
Nuveen Maryland Municipal Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.59%	0.74%	2.23%
Performance Inception Date							Feb. 28, 1992
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.56%	(0.25%)	1.38%
Performance Inception Date					Feb. 10, 2014

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index designed to measure the performance of the tax-exempt Maryland municipal bond market.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Maryland Municipal Debt Funds Classification.